Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Total Cognyte Software Ltd. Equity	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning balance at Jan. 31, 2023	$ 209,774	$ 194,129	$ 0	$ 338,465	$ 0	$ (129,022)	$ (15,314)	$ 15,645
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(11,645)	(15,570)				(15,570)		3,925
Other comprehensive income (loss)	2,424	2,684					2,684	(260)
Share-based compensation activity	16,632	16,632		16,632
Dividends to noncontrolling interest	(2,452)							(2,452)
Ending balance at Jan. 31, 2024	214,733	197,875	0	355,097	0	(144,592)	(12,630)	16,858
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(7,234)	(12,051)				(12,051)		4,817
Other comprehensive income (loss)	(1,572)	(1,385)					(1,385)	(187)
Share-based compensation activity	19,029	19,029		19,029
Repurchase of shares	(5,276)	(5,276)			(5,276)
Dividends to noncontrolling interest	(2,577)							(2,577)
Ending balance at Jan. 31, 2025	217,103	198,192	0	374,126	(5,276)	(156,643)	(14,015)	18,911
Increase (Decrease) in Stockholders' Equity
Net (loss) income	4,613	(638)				(638)		5,251
Other comprehensive income (loss)	10,447	9,178					9,178	1,269
Share-based compensation activity	21,248	21,248		21,248
Repurchase of shares	(21,436)	(21,436)			(21,436)
Dividends to noncontrolling interest	(3,112)							(3,112)
Ending balance at Jan. 31, 2026	$ 228,863	$ 206,544	$ 0	$ 395,374	$ (26,712)	$ (157,281)	$ (4,837)	$ 22,319